SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended			0 Months Ended			12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $3.00 common stock warrants warrant	Dec. 31, 2010 $3.00 common stock warrants warrant	Dec. 31, 2006 $3.00 common stock warrants	Nov. 16, 2009 $2.50 Common stock warrants	Nov. 05, 2009 $2.50 Common stock warrants	Dec. 31, 2012 $2.50 Common stock warrants	Dec. 31, 2011 $2.50 Common stock warrants warrant	Dec. 31, 2010 $2.50 Common stock warrants warrant	Dec. 31, 2010 $2.00 common stock warrants warrant	Aug. 13, 2011 $10.50 Common stock warrants warrant	Dec. 31, 2012 $10.50 Common stock warrants	Dec. 31, 2012 $15.13 Common stock warrants	Dec. 31, 2012 $19.04 Common stock warrants	Jan. 14, 2011 PostRock	Dec. 31, 2010 PostRock	Apr. 13, 2011 NGAS Resources, Inc.	Dec. 31, 2012 NGAS Resources, Inc.	Dec. 31, 2011 NGAS Resources, Inc.	Dec. 31, 2010 NGAS Resources, Inc.	May 03, 2011 NuLoch Resources	Mar. 30, 2012 Eagle Operating	Nov. 30, 2012 VIRCO	Nov. 02, 2012 VIRCO	Dec. 31, 2008 PRC Williston, Inc.	Dec. 31, 2011 At the market sales agreement	Dec. 31, 2010 At the market sales agreement	Aug. 13, 2011 Common Stock $10.50 Common stock warrants warrant	Aug. 20, 2012 Common Stock Magnum Hunter Resources Corporation	Aug. 13, 2011 Common Stock Magnum Hunter Resources Corporation	Dec. 31, 2012 Common Stock Magnum Hunter Resources Corporation	Aug. 13, 2013 Common Stock Magnum Hunter Resources Corporation	Aug. 13, 2013 Common Stock Magnum Hunter Resources Corporation Minimum discretionary_contribution	May 16, 2012 Common Stock Underwritten public offering	Jun. 30, 2013 Exchangeable common stock	Dec. 31, 2012 Exchangeable common stock	Dec. 31, 2011 Exchangeable common stock	Aug. 13, 2011 Exchangeable common stock $10.50 Common stock warrants warrant	May 03, 2011 Exchangeable common stock NuLoch Resources	Dec. 31, 2012 Exchangeable common stock NuLoch Resources	Dec. 31, 2011 Exchangeable common stock NuLoch Resources	Dec. 13, 2009 Series C Preferred Stock	Jun. 30, 2013 Series C Preferred Stock	Jun. 30, 2012 Series C Preferred Stock	Jun. 30, 2013 Series C Preferred Stock	Jun. 30, 2012 Series C Preferred Stock	Dec. 31, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock At the market sales agreement	Dec. 31, 2010 Series C Preferred Stock At the market sales agreement	Jun. 30, 2013 Series D Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Jun. 30, 2013 Series D Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock At the market sales agreement	Dec. 31, 2011 Series D Preferred Stock At the market sales agreement	Sep. 07, 2012 Series D Preferred Stock Underwritten public offering	Dec. 31, 2011 Series D Preferred Stock Underwritten public offering	Dec. 31, 2012 Depositary shares	Jun. 30, 2013 Depositary shares	Dec. 31, 2012 Depositary shares	Nov. 02, 2012 Depositary shares VIRCO	Nov. 30, 2012 Depositary shares VIRCO	Jun. 30, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 30, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 30, 2013 Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 30, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2011 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2010 Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 02, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2012 Series E Preferred Stock	Jun. 30, 2013 Series E Preferred Stock	Jun. 30, 2012 Series E Preferred Stock	Jun. 30, 2013 Series E Preferred Stock	Jun. 30, 2012 Series E Preferred Stock	Dec. 31, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2010 Series E Preferred Stock	Nov. 02, 2012 Series E Preferred Stock VIRCO	Jul. 31, 2013 Subsequent event	Jun. 13, 2013 Subsequent event Series D Preferred Stock	Jul. 25, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 13, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Jun. 13, 2013 Subsequent event Series E Preferred Stock
Common Stock [Abstract]
Common stock issued in connection with share-based compensation (in shares)			132,050		84,052	121,143	2,539,317
Common stock issued upon warrant exercise (in shares)					1,438,275	6,293,107	7,589,154
Proceeds from exercise of common stock options					$ 2,300,000	$ 7,600,000	$ 16,200,000
Stock issued (in shares)																																1,713,598	10,832,076							35,000,000																				216,068		2,771,263	1,437,558		1,721,263	1,037,558	1,050,000	400,000	1,000,000																													216,068			27,906
Common stock issued (in dollars per share)																																$ 8.27	$ 3.57							$ 4.50																											$ 44.00		$ 23.50	$ 24.24	$ 23.50
Total new proceeds from issuance of common stock			0	148,675,000	148,241,000	13,892,000	38,678,000																									13,900,000	38,700,000
Common stock issued in connection with acquisition (in shares)																					946,314	2,255,046	6,635,478				38,131,846	296,859																																										27,906		2,774,850	2,704,850																							2,774.85
Common stock issued in connection with acquisition																					7,500,000	17,100,000	53,017,000				282,175,000	1,900,000		65,209,000
Common stock issued in connection with acquisition (in dollars per share)																					$ 7.97	$ 7.58	$ 7.99				$ 7.40	$ 6.41																																																																				$ 23.50
Common stock issued upon exchange of MHR Exchangeco Corporation's exchangeable shares (in shares)																																									505,835	3,188,036	582,127			3,188,036	582,127
Common stock issued to employees in connection with acquisition (in shares)																							350,626
Common stock issued to employees in connection with acquisition																							2,800,000
Proceeds from stock issuance			10,181,000	50,883,000	144,635,000	94,764,000	63,444,000																																	157,500,000								5,100,000								29,100,000	63,400,000			9,600,000		122,500,000			77,900,000		44,600,000			590,000																												9,600,000			663,000
Gross proceeds from stock issuance					148,241,000	13,892,000	38,678,000	2,400,000					328,000
Common stock issued as a matching contribution to the Employee Stock Ownership Plan (in shares)																																			199,055
Obligation to make future contributions to the plan																																					0
Unearned Common Stock in Employee Stock Ownership Plan [Abstract]
Shares returned to treasury							761,652																													153,300
Treasury stock (in dollars per share)																																					$ 3.94	$ 3.94
Common stock to be offered for sale or contributed to the Plan							153,300																														153,300
Number of discretionary matching contributions common stock may be contributed (one or more)																																							1
Exchangeable Common Stock [Abstract]
Exchangeable shares issued for acquisition of NuLoch Resources (in shares)																																													4,275,998
Number of shares of common stock exchaged by each exchangeable share																																													1
Exchangeable shares issued for acquisition of NuLoch Resources						31,643,000																																							31,600,000
Exchangeable stock, time period from issuance the shares are redeemable																																														1 year
Exchangeable shares outstanding																																														505,835
Common Stock Warrants [Abstract]
Number of warrants exercised								771,812	251,500	871,500			134,177	42,045	1,562,504	5,722,650		48
Exercise price of warrants (in dollars per share)								3.00	3.00	3.00	2.50	2.50	2.50	2.50	2.50	2.00	10.50	10.50	15.13	19.04
Term of warrants										5 years	3 years	3 years
Warrants issued along with a cash payment for commission fees										326,812
Exercise price in conjuncction with private placement										3.00
Warrants issued in association with common stock sales											1,280,744	457,982
Number of common shares that can be purchased upon exercise of warrant												1					1
Redemption price of warrants (in dollars per share)												$ 0.01
Minimum average trading price of common stock												$ 3.75
Threshold number of specified trading days that common stock price must exceed threshold price within a specified consecutive trading period to trigger redemption event												20 days
Number of shares that can be purchased from exercise of each warrant											1,280,744
Exercise price as a percentage of closing price of common shares											145.00%
Warrants outstanding																							4,609,038
Exchange ratio of NGAS warrants into common stock warrants																							8.46%
Period available to holder under cash out option																							30 days
Cash paid on cash out option on warrants																							1,000,000
Warrants opted cash out option (in shares)																							251,536
Warrants convertible outstanding (in shares)					138,388																		138,388
Stock warrant dividend ratio																	100.0
Issuance of warrants to common stock holders (in shares)																																		12,875,093										378,174
Fair market value of warrants																	6,900,000
Proceeds from exercise of warrants							16,100,000
Warrants expired (in shares)								15,000								78,000
Common stock warrants canceled during the year																		15,330
Changes in warrant activity
Shares, Outstanding at beginning of year			13,376,277	13,525,832	13,525,832	963,034	8,577,688
Shares, Granted					0	13,391,655	0
Shares, Exercised, forfeited, or expired					(149,555)	(828,857)	(7,614,654)
Shares, Outstanding at end of year					13,376,277	13,525,832	963,034
Shares, Exercisable at end of year					13,376,277	13,525,832	963,034												97,780	40,608			389,924
Changes in weighted-average exercise price
Weighted-Average Exercise Price, Outstanding at beginning of period (in dollars per share)			10.56	10.48	10.48	2.91	2.15
Weighted-Average Exercise Price, Granted					0.00	10.56	0.00
Weighted-Average Exercise Price, Exercised, forfeited, or expired (in dollars per share)					3.32	2.97	2.14
Weighted-Average Exercise Price, Outstanding at end of period (in dollars per share)					10.56	10.48	2.91
Weighted-Average Exercise Price, Exercisable at end of year (in dollars per share)					10.56	10.48	2.91
Warrants outstanding					0
Weighted average remaining contract life					9 months 18 days
Cumulative Perpetual Preferred Stock [Abstract]
Cumulative dividend rate for cumulative preferred stock (as a percent)																																																					10.25%							8.00%		8.00%	8.00%						8.00%	8.00%	8.00%																	8.00%			8.00%		8.00%	8.00%		8.00%
Preferred stock par value (in dollars per share)																																																$ 0.01															$ 0.01																									$ 0.01					$ 0.01
Preferred Stock, liquidation preference (in dollars per share)																																																										$ 50.00		$ 50.00		$ 50.00	$ 50.00						$ 25.00	$ 25.00	$ 25.00																	$ 25,000	$ 25,000		$ 25,000		$ 25,000	$ 25,000
Issued shares of Preferred Stock for cash					144,635,000	65,689,000																																																						9,591,000																															590,000
Offering expenses			109,000	0																																																								200,000		3,100,000			1,500,000		1,600,000
Interest in share of Series E Preferred Stock per Depository Share																																																																						0.001	0.001
Conversion price (in dollars per share)																																																																					$ 8.50	$ 8.50	$ 8.50																	$ 8.50	$ 8.50		$ 8.50		$ 8.50
Depositary share issued into escrow account related to acquisition																																																																									70,000
Percentage of ownership interest acquired																													100.00%
Depositary shares returned and held in treasury					0		0																																																																		1,800,000
Proceeds from issuance of depositary shares (in dollars per share)																																																																					$ 22.4425
Non-controlling Interests [Abstract]
Non-controlling interest acquired					497,000
Equity participation agreement, percentage of distributions paid to PRC Williston payable to lenders																															12.50%
Value of equity participation agreements																															3,400,000
Common units issued																																																214,950	4,000,000		4,000,000		4,000,000	4,000,000		1,190,544	2,594,506																	8,902,326	7,672,892	0								622,641															88,901	229,434
Value of common units issued related to acquisitions																																																																																				12,500,000															1,800,000	4,600,000
Summary of Non-controlling Interests [Roll Forward]
Non-controlling interest at beginning of period			10,139,000	2,196,000	2,196,000	1,450,000	1,321,000
Non-controlling interests acquired through acquisition of NGAS					12,453,000	497,000																		0	497,000	0
Purchase of outstanding non-controlling interests					(497,000)	0	0
Issuance of shares of Eureka Hunter Holdings, LLC Common Units					12,453,000	0	0
Income (loss) attributable to non-controlling interest	(386,000)	48,000	(889,000)	22,000	(4,013,000)	249,000	129,000
Non-controlling interest at end of period	9,250,000		9,250,000		10,139,000	2,196,000	1,450,000
Dividends, Preferred Stock [Abstract]
Dividends on preferred stock	(14,129,000)	(8,205,000)	(27,617,000)	(12,860,000)	(30,931,000)	(14,007,000)	(2,467,000)																																										(2,562,000)	(2,562,000)	(5,124,000)	(5,124,000)	(10,248,000)	(10,248,000)	(2,336,000)			(4,424,000)	(2,375,000)	(8,807,000)	(4,260,000)	(11,699,000)	(3,759,000)	0													(3,556,000)	(2,426,000)	(6,670,000)	(2,446,000)	(8,090,000)	0	0		0	0	(131,000)		(1,890,000)	0	(3,852,000)	0	(894,000)	0	0
Accretion of the difference between the carrying value and the redemption value of preferred stock included in dividends	1,696,000	842,000	3,164,000	1,030,000																																																																													3,800,000	0	0
Preferred Stock, Amount of Preferred Dividends in Arrears	$ 8,900,000																																																																																																$ 2,900,000